Share-based Payment Arrangement - CHIEF's Summary of Compensation Costs for Stock Options (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	$ 16.0	$ 1	$ 19.0	$ 8.0
CHIEF Telecom Inc. (CHIEF) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	8.8		10.0	1.8
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	0.0		0.0	0.0
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	0.0		0.1	0.2
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	0.0		0.2	0.3
CHIEF Telecom Inc. (CHIEF) [Member] | Granted on November 13, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation costs	$ 8.8		$ 9.7	$ 1.3